Schedule of Composition of Investments at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Alternative assets	$ 297,888	$ 293,916	$ 385,851
Debt securities available-for-sale	2,419	2,962	76,898
Other equity securities and interests	26,700	26,800	21,600
Beneficient [Member]
Alternative assets
Public equity securities and option			4,742
Debt securities available-for-sale			620
Other equity securities and interests		6
Total investments, at fair value		6	5,362
Customer Ex Alt Trusts [Member]
Alternative assets	297,888	293,916	385,851
Public equity securities and option	4,140	4,897	8,087
Debt securities available-for-sale	2,419	2,962	76,278
Other equity securities and interests	26,920	27,338	21,643
Total investments, at fair value	$ 331,367	$ 329,113	$ 491,859